Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 01, 2015
Deutsche CROCI International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Deutsche CROCI® International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 20) and Purchase and Redemption of Shares in the fund's SAI (p. II-16).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2015: 76%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. The fund invests at least 65% of its total assets in foreign equities (equities issued by foreign-based companies and listed on foreign exchanges), and may invest up to 20% of net assets in foreign debt securities, including convertible bonds. Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States). The fund's equity investments may also include preferred stocks, depositary receipts and other securities with equity characteristics, such as convertible securities and warrants.

Management process. Portfolio management will select approximately 50 stocks of companies that offer economic value utilizing the Cash Return on Capital Invested (CROCI®) strategy as the primary factor, in addition to other factors. Under the CROCI® strategy, economic value is measured using various metrics such as the CROCI® Economic Price Earnings Ratio (CROCI® Economic P/E Ratio). The CROCI® Economic P/E Ratio is a proprietary measure of company valuation using the same relationship between valuation and return as an accounting P/E ratio (i.e., price/book value divided by return on equity). The CROCI® Economic P/E Ratio and other CROCI® metrics may be adjusted from time to time. The CROCI® strategy may apply other measures of company valuation, as determined by the CROCI® Investment Strategy and Valuation Group. Portfolio management may use criteria other than the CROCI® strategy in selecting investments. At times, the number of stocks held in the fund may be higher or lower than 50 stocks at the discretion of portfolio management or as a result of corporate actions, mergers or other events. Portfolio management will select stocks from a universe consisting of approximately 330 of the largest equities by market capitalization in the MSCI EAFE Index, excluding financial stocks.

The fund is rebalanced periodically in accordance with the CROCI® strategy's rules (re-selecting approximately 50 stocks that will make up the fund), and the regional weighting in the fund is targeted to match the regional weighting of the fund's benchmark, the MSCI EAFE Index. The region-neutral approach attempts to reduce the risk of significant regional over or underweights in the fund relative to the MSCI EAFE Index benchmark. The CROCI® strategy does not form opinions about relative attractiveness of different regions and targets region neutrality in order to seek to reduce currency risks relative to the benchmark, as well keeping the focus of the strategy on stock selection, rather than regional allocation. During the selection process, certain portfolio selection buffers are applied in an attempt to reduce the annual turnover of the strategy. Portfolio management will take additional measures to attempt to reduce portfolio turnover, market impact and transaction costs in connection with implementation of the strategy, by applying liquidity controls and managing the fund with tax efficiency in mind. The CROCI® strategy is supplied by the CROCI® Investment Strategy and Valuation Group, a unit within Deutsche Asset & Wealth Management, through a licensing agreement with the fund's Advisor.

Portfolio management may utilize forward currency contracts to hedge against changes in value of the non−US currency exposure of the fund's investments. To maintain an approximate hedge against such changes, portfolio management expects to periodically reset the fund's forward currency contracts.

CROCI® Investment Process. The CROCI® Investment Process is based on the belief that the data used in traditional valuations (i.e. accounting data) does not accurately appraise assets, reflect all liabilities or represent the real value of a company. This is because the accounting rules are not always designed specifically for investors and often utilize widely differing standards which can make measuring the real asset value of companies difficult. The CROCI® Investment Process seeks to generate data that will enable valuation comparisons on a consistent basis resulting in what portfolio management believes is an effective and efficient stock selection process targeting investment in real value. Many technical aspects of the generally accepted accounting principles of large public financial companies make these companies poorly suited to consistent valuation using standards maintained by the CROCI® Investment Strategy and Valuation Group. Accordingly, financial stocks have been excluded from the fund's investable universe.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. In addition, portfolio management generally may use forward currency contracts to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities. Portfolio management generally may use structured notes to gain exposure to certain foreign markets that may not permit direct investment.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund's performance may be affected by the general performance of that region, capitalization or sector.

CROCI® risk. The fund will be managed using the CROCI® Investment Process which is based on portfolio management's belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI®Economic P/E ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the fund.

The calculation of financial metrics used by the fund (such as, among others, the CROCI® Economic P/E ratio) are determined by the CROCI®Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted based on assumptions made by the CROCI® Investment Strategy and Valuation Group that, subsequently, may prove not to have been correct. As financial metrics are calculated using historical information, there can be no guarantee of the future performance of the CROCI® strategy.

Currency risk. Changes in currency exchange rates may affect the value of the fund's investment and the fund's share price. To the extent the fund's forward currency contracts are not successful in hedging against such changes, the fund's US dollar share price may go down if the value of the local currency of the non−US markets in which the fund invests depreciates against the US dollar. This is true even if the local currency value of securities in the fund's holdings goes up. Furthermore, the fund's use of forward currency contracts may eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. The value of the US dollar measured against other currencies is influenced by a variety of factors. These factors include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currency by a country's government.

In order to minimize transaction costs or for other reasons, the fund's exposure to non−US currencies of the fund's investments may not be fully hedged at all times. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the fund may also go up or down quickly and unpredictably.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and the fund may have to sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Derivatives risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

Prior to February 28, 2014, the fund had a different investment management team that operated with a different investment strategy. Performance would have been different if the investment strategy described above had been in effect.

Class R6 is a new class of shares and therefore does not have a full calendar year of performance available.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class R6 is a new class of shares and therefore does not have a full calendar year of performance available.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Advisor believes that the MSCI EAFE Index generally reflects the expected regional allocations of the fund's overall investments. The Advisor believes the additional MSCI EAFE US Dollar Hedged Index generally reflects the fund's expected regional allocations without the currency impact.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	deutschefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Returns	Period ending
Best Quarter	22.81%	September 30, 2009
Worst Quarter	-26.78%	September 30, 2008
Year-to-Date	-8.28%	September 30, 2015

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2014 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Advisor believes that the MSCI EAFE Index generally reflects the expected regional allocations of the fund's overall investments. The Advisor believes the additional MSCI EAFE US Dollar Hedged Index generally reflects the fund's expected regional allocations without the currency impact.
Deutsche CROCI International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.21%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	$ 679
3 Years	rr_ExpenseExampleYear03	899
5 Years	rr_ExpenseExampleYear05	1,136
10 Years	rr_ExpenseExampleYear10	1,816
1 Year	rr_ExpenseExampleNoRedemptionYear01	679
3 Years	rr_ExpenseExampleNoRedemptionYear03	899
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,136
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,816
2005	rr_AnnualReturn2005	15.94%
2006	rr_AnnualReturn2006	25.76%
2007	rr_AnnualReturn2007	14.25%
2008	rr_AnnualReturn2008	(48.28%)
2009	rr_AnnualReturn2009	32.66%
2010	rr_AnnualReturn2010	2.21%
2011	rr_AnnualReturn2011	(16.71%)
2012	rr_AnnualReturn2012	20.39%
2013	rr_AnnualReturn2013	20.13%
2014	rr_AnnualReturn2014	(0.11%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.78%)
Deutsche CROCI International Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.15%
1 Year	rr_ExpenseExampleYear01	$ 618
3 Years	rr_ExpenseExampleYear03	973
5 Years	rr_ExpenseExampleYear05	1,354
10 Years	rr_ExpenseExampleYear10	1,958
1 Year	rr_ExpenseExampleNoRedemptionYear01	218
3 Years	rr_ExpenseExampleNoRedemptionYear03	673
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,154
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,958
Deutsche CROCI International Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%
1 Year	rr_ExpenseExampleYear01	$ 288
3 Years	rr_ExpenseExampleYear03	582
5 Years	rr_ExpenseExampleYear05	1,001
10 Years	rr_ExpenseExampleYear10	2,169
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,169
Deutsche CROCI International Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	240
5 Years	rr_ExpenseExampleNoRedemptionYear05	417
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 930
Deutsche CROCI International Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
1 Year	rr_ExpenseExampleNoRedemptionYear01	84
3 Years	rr_ExpenseExampleNoRedemptionYear03	262
5 Years	rr_ExpenseExampleNoRedemptionYear05	455
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,014
Deutsche CROCI International Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	284
5 Years	rr_ExpenseExampleNoRedemptionYear05	493
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,096
Deutsche CROCI International Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.85%)
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	2.85%
Class Inception	rr_AverageAnnualReturnInceptionDate	Aug. 02, 1999
Deutsche CROCI International Fund | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.70%)
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	2.56%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2000
Deutsche CROCI International Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.85%)
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	2.66%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2000
Deutsche CROCI International Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.25%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	3.91%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2000
Deutsche CROCI International Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.17%
5 Years	rr_AverageAnnualReturnYear05	4.54%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 18, 1953
Deutsche CROCI International Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.18%)
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	2.21%
Deutsche CROCI International Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.55%)
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	2.28%
Deutsche CROCI International Fund | Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.90%)
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	4.43%
Deutsche CROCI International Fund | MSCI EAFE US Dollar Hedged Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	7.87%
10 Years	rr_AverageAnnualReturnYear10	6.03%